LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2011
LEGAL PROCEEDINGS
LEGAL PROCEEDINGS

NOTE 21:                                      LEGAL PROCEEDINGS

A lawsuit captioned LC Footwear, L.L.C., et al. v. L.C. Licensing, Inc., et al., was filed on November 2, 2010 in the Supreme Court of the State of New York, County of New York. The complaint asserted that the Company had, among other things, allegedly breached a license by and among the Company, L.C. Licensing, Inc. and L.C. Footwear, L.L.C. (the “Footwear License Agreement”). The Company sent the plaintiffs a notice of default under the Footwear License Agreement on October 11, 2010. On December 22, 2010, the Company moved to dismiss the complaint in its entirety. In response, plaintiffs filed an amended complaint on January 14, 2011. The amended complaint asserts claims for breach of the Footwear License Agreement and the implied covenant of good faith and fair dealing therein, fraud and brand dilution. Plaintiffs seek both declaratory and injunctive relief, as well as damages of not less than $125.0 million. On February 17, 2011, the Company moved to dismiss the amended complaint in its entirety. On November 16, 2011, the court granted in part and denied in part the Company’s motion to dismiss. The Company believes the remaining allegations in the amended complaint are without merit.

Additionally, on November 4, 2010, plaintiffs moved for a preliminary injunction to enjoin the Company from: (i) interfering with plaintiffs’ purported right to sell merchandise bearing the LIZ CLAIBORNE family of trademarks; (ii) selling (or permitting any third party from selling) merchandise under the LIZ & CO. trademark; and (iii) terminating the Footwear License Agreement. On November 16, 2011, the court granted in part and denied in part plaintiffs’ motion for a preliminary injunction. On December 2, 2011, plaintiffs again moved for a temporary restraining order and a preliminary injunction to prevent the termination of the Footwear License Agreement. On December 16, 2011, the court denied plaintiffs’ motion for a temporary restraining order. A hearing on plaintiffs’ motion for a preliminary injunction is scheduled to begin in early March 2012. The Company believes that there are no grounds for a preliminary injunction to be issued.

On December 15, 2011, the Company appealed the Court’s November 16, 2011 ruling. On January 5, 2012, plaintiffs appealed the Court’s November 16, 2011 ruling.

The Company is a party to several other pending legal proceedings and claims. Although the outcome of such actions cannot be determined with certainty, management is of the opinion that the final outcome of these actions should not have a material adverse effect on the Company’s financial position, results of operations, liquidity or cash flows.